Subsequent Events	12 Months Ended
Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
39.	SUBSEQUENT EVENTS

1.	Enel Américas S.A.

i.	On February 14, 2018, Enel Américas S.A. has entered into a committed line of credit agreement with a number of banks for ThUS$ 500 for general corporate purposes.

ii.

On April 17, 2018, the subsidiary Enel Brasil S.A., through its 100% owned subsidiary, Enel Investimentos Sudeste S.A. (Enel Sudeste), launched a voluntary publicTender Offer of Shares on all the issued shares of the Brazilian electric power distributor Eletropaulo Metropolitana de Eletricidade de Sao Paulo S.A. (Eletropaulo), conditioned to the acquisition of more than 50% of such shares in order to obtain control of it. The initial agreed price per share paid by Enel Sudeste in the Tender Offer of Shares was R$28 for a total amount of the Tender Offer of approximately R$ 4,700 million, equivalent to the current exchange rate of approximately US$1,400 million. Enel Americas will support the financing of this transaction.

The exercise of the voting rights of the shares acquired by Enel Sudeste as a consequence of the Tender Offer is subject to the approval by the Brazilian Authority of Free Competition (Conselho Administtrativo de Defensa Econômica); and, likewise, the exercise by Enel Sudeste of control over Electropaulo is subject to the approval of the Brazilian energy regulator (ANEEL).

iii.

On April 19, 2018, Enel Sudeste modified the terms of the previously referred to Tender Offer reinforcing its commitment, conditioned to the success of the referred to Tender Offer, of supporting and promoting a capital increase in Eletropaulo of at least R$1.5 billion, equivalent, at the current exchange rate, to approximately US$ 440 million. Therefore, what is being offered is both the certainty of financial support to Eletropaulo as well as the attractive conditions offered to the shareholders who wish to participate in the Tender Offer. The above is in addition to the total amount of the Tender Offer launched on April 17, 2018 (See item ii. above).

iv.

On April 23, 2018, Enel Sudeste confirmed its commitment, through an amendment released to the terms of the Tender Offer, to contribute funds to Eletropaulo for an amount of at least R$1.5 billion, equivalent to approximately US$440 million as a capital increase, in the event that none of the tender offers launched on Eletropaulo by various bidders succeed. With this commitment, Enel Sudeste seeks to facilitate a decision by the board of directors of Eletropaulo to cancel the ongoing capital increase which, as currently envisioned, is creating undue interference with the tender offer process.

This commitment is an alternative to a similar undertaking by Enel Sudeste to subscribe to a capital increase of the same amount in the event that the Tender Offer becomes successful, as announced on April 19, 2018 (See item iii. above).

The Tender Offer, aimed at the acquisition of the entire share capital of Eletropaulo, was launched by Enel Sudeste at a price per share of R$28.0, and is conditioned, among other things, upon the acquisition of a total number of shares representing more than 50% of the company’s share capital, as well as to the cancellation of the ongoing capital increase.

v.

On April 25, 2018, Enel Sudeste announced that it has improved the terms of the Tender Offer for the acquisition of the entire share capital of Eletropaulo, launched on April 17, 2018, by increasing the price per share from R$28.0 to R$32.0.

Under the terms of the improved Offer, the overall investment is therefore expected to total up to approximately R$5.4 billion, equivalent to approximately US$1,500 million.

The Tender Offer remains conditioned, among other things, upon the acquisition of a total number of shares representing more than 50% of the share capital of Eletropaulo, as well as to the cancellation of its ongoing capital increase for at least R$1.5 billion, equivalent, at the current exchange rate to approximately US$ 440 million.

This price increase confirms the willingness of Enel Sudeste to continue to participate in a competitive, transparent and fair Tender Offer process for the acquisition of control over Eletropaulo. However, Enel Sudeste believes that in the current context of competing offers, the ongoing capital increase distorts competition, as it gives unfair advantage to one of the bidders, and is against the best interest of the target company and its shareholders. For these reasons, Enel Sudeste has also affirmed that it will not continue to participate in this process, unless such capital increase is cancelled.

To facilitate the decision of Eletropaulo to cancel the ongoing capital increase, and addressing its concerns on the ability of the company to raise funds at a later stage, Enel Sudeste has committed to subscribe a subsequent capital increase of Eletropaulo for at least the same amount of the ongoing capital increase if the Tender Offer is successful or if neither the Tender Offer nor any competing Tender Offer becomes successful, as previously announced to the market on April 19 and April 23, 2018 (See item iii. and iv. above).

vi.

On April 25, 2018, Eletropaulo announced that its Board of Directors had decided to cancel the capital increase in progress. This decision fulfils one of the conditions that Enel Sudeste’s Tender Offer was subject to and permits it to continue in the competition for Eletropaulo’s control along with the current bidders.

To facilitate Eletropaulo’s decision on the issue and considering the preoccupation of Electropaulo with its ability to raise funds at a later stage, Enel Sudeste is committed to subscribe a subsequent capital increase in Eletropaulo of at least the same amount as the cancelled capital increase, it is R$1.5 billion equivalent to approximately US$440 million, should the Tender Offer be successful or should neither the referred to Tender Offer nor any of the other competitive offers be successful, as previously announced to the market dated April 19 and 23, 2018 (See item iii. and iv. above).

The Tender Offer is still subject, among others, to the acquisition of a total number of shares that would represent more than 50% of Eletropaulo’s share capital.

vii.

On April 26, 2018, Enel Sudeste announced that it had improved the terms of its Tender Offer, increasing the share price from R$32 to R$32.2, which does not vary significantly, under the terms of this improved Tender Offer, the total estimated investment of R$5.4 billion equivalent to approximately US$1,500 million (See item v. above).

1.	Enel Generación Fortaleza S.A.

Petrobras, natural gas supplier for Fortaleza Thermal Power Plant (CGTF for its acronym in Spanish) in Brazil, after almost 15 years of uninterrupted supply, requested on September 8, 2017 the termination of the natural gas supply contract due to a financial imbalance related to the current price and market conditions in the Brazilian market. This contract came into force as of December 27, 2003 and was signed in the context of the "Priority Program of Thermoelectricity" introduced by the Brazilian government, for the purpose of increasing thermoelectric generation and security of supply in Brazil, having the Brazilian State as guarantor of the supply of natural gas, at prices already regulated and established by the Ministry of Finance and Mines and Energy of Brazil. The performance of the gas supply task was entrusted to Petrobras, the main gas supplier in Brazil.

In order to continue to operate for electrical safety in Brazil, CGTF brought a legal action against Petrobras, requesting a measure of suspension of the termination that the Court authorized at the end of December 2017, keeping the contract in force.

However, on February 27, 2018 CGTF became aware of the decision of the Court to terminate the legal action and, consequently, this suspension measure. At that time, our subsidiary CGTF was notified by Petrobras of the interruption of the gas supply.

CGTF is appealing against this decision in order to restore the supply of natural gas to the plant, trusting that the judicial branch recognizes Petrobras' obligation in accordance with the provisions of the aforementioned contract.

There have been no other subsequent events between January 1, 2018 and the issuance date of these financial statements.